SEPARATE ACCOUNT NO. 206

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 206

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 206 indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 206 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 AVANTIS® U.S. LARGE CAP GROWTH(1)	EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/INVESCO COMSTOCK(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/JANUS ENTERPRISE(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/JPMORGAN GROWTH STOCK(1)
AMERICAN FUNDS IS® 2010 TARGET DATE FUND(2)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
AMERICAN FUNDS IS® 2015 TARGET DATE FUND(2)	EQ/LARGE CAP GROWTH INDEX(1)
AMERICAN FUNDS IS® 2020 TARGET DATE FUND(2)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2025 TARGET DATE FUND(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2030 TARGET DATE FUND(2)	EQ/MFS INTERNATIONAL GROWTH(1)
AMERICAN FUNDS IS® 2035 TARGET DATE FUND(2)	EQ/MID CAP INDEX(1)
AMERICAN FUNDS IS® 2040 TARGET DATE FUND(2)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2045 TARGET DATE FUND(2)	EQ/MODERATE ALLOCATION(1)
AMERICAN FUNDS IS® 2050 TARGET DATE FUND(2)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS IS® 2055 TARGET DATE FUND(2)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS IS® 2060 TARGET DATE FUND(2)	EQ/SMALL COMPANY INDEX(1)
AMERICAN FUNDS IS® 2065 TARGET DATE FUND(3)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
AMERICAN FUNDS IS® 2070 TARGET DATE FUND(2)	MULTIMANAGER CORE BOND(1)
EQ/AB SMALL CAP GROWTH(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/AGGRESSIVE ALLOCATION(1)	TARGET 2015 ALLOCATION(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	TARGET 2025 ALLOCATION(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	TARGET 2035 ALLOCATION(1)
EQ/CONSERVATIVE ALLOCATION(1)	TARGET 2045 ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	TARGET 2055 ALLOCATION(1)
EQ/CORE BOND INDEX(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)

(1)  Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024.

(2)  Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025, and the period October 18, 2024 (commencement of operations) through December 31, 2024.

(3)  Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 206 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 206 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

FSA-2

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account No. 206 since 1999.

FSA-3

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**	1290 VT SMARTBETA EQUITY ESG**	AMERICAN FUNDS IS® 2010 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$3,784,952	$3,209,546	$1,796,144	$25,188,638	$18,004,498	$1,642
Receivable for shares of the Portfolios sold	22,131	—	31,535	87,121	104,256	—
Receivable for policy-related transactions	—	1,914	—	—	—	—

Total assets	3,807,083	3,211,460	1,827,679	25,275,759	18,108,754	1,642

Liabilities:
Payable for shares of the Portfolios purchased	—	1,915	—	—	—	—
Payable for policy-related transactions	22,131	—	31,535	81,598	104,259	—
Accrued expenses	2,797	4,662	1,895	35,553	40,698	—

Total liabilities	24,928	6,577	33,430	117,151	144,957	—

Net Assets	$3,782,155	$3,204,883	$1,794,249	$25,158,608	$17,963,797	$1,642

Net Assets:
Accumulation unit values	$3,780,741	$3,198,399	$1,793,176	$25,109,875	$17,938,722	$1,642
Retained by Equitable Financial in Separate Account No. 206	1,414	6,484	1,073	48,733	25,075	—

Total Net Assets	$3,782,155	$3,204,883	$1,794,249	$25,158,608	$17,963,797	$1,642

Investments in shares of the Portfolios, at cost	$3,322,424	$3,268,043	$1,667,099	$23,400,603	$15,516,156	$1,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2015 TARGET DATE FUND	AMERICAN FUNDS IS® 2020 TARGET DATE FUND	AMERICAN FUNDS IS® 2025 TARGET DATE FUND	AMERICAN FUNDS IS® 2030 TARGET DATE FUND	AMERICAN FUNDS IS® 2035 TARGET DATE FUND	AMERICAN FUNDS IS® 2040 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$31,802	$2,623,386	$6,497,386	$11,479,003	$10,858,714	$3,955,924
Receivable for shares of the Portfolios sold	7	—	—	22,850	122,638	35,388

Total assets	31,809	2,623,386	6,497,386	11,501,853	10,981,352	3,991,312

Liabilities:
Payable for shares of the Portfolios purchased	—	157	12,633	—	—	—
Payable for policy-related transactions	7	6,751	9,244	28,246	131,132	37,319
Accrued expenses	14	1,082	2,801	4,922	4,765	1,702

Total liabilities	21	7,990	24,678	33,168	135,897	39,021

Net Assets	$31,788	$2,615,396	$6,472,708	$11,468,685	$10,845,455	$3,952,291

Net Assets:
Accumulation unit values	$31,788	$2,614,307	$6,469,112	$11,467,300	$10,843,303	$3,951,578
Retained by Equitable Financial in Separate Account No. 206	—	1,089	3,596	1,385	2,152	713

Total Net Assets	$31,788	$2,615,396	$6,472,708	$11,468,685	$10,845,455	$3,952,291

Investments in shares of the Portfolios, at cost	$30,723	$2,451,100	$5,959,199	$10,553,998	$9,921,356	$3,506,267

The accompanying notes are an integral part of these financial statements.

FSA-5

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2045 TARGET DATE FUND	AMERICAN FUNDS IS® 2050 TARGET DATE FUND	AMERICAN FUNDS IS® 2055 TARGET DATE FUND	AMERICAN FUNDS IS® 2060 TARGET DATE FUND	AMERICAN FUNDS IS® 2065 TARGET DATE FUND	AMERICAN FUNDS IS® 2070 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$11,368,900	$7,971,736	$5,163,820	$172,171	$80,966	$1,163,469
Receivable for shares of the Portfolios sold	—	11,854	250,992	817	—	—
Receivable for policy-related transactions	29,480	—	—	—	22,675	1,273

Total assets	11,398,380	7,983,590	5,414,812	172,988	103,641	1,164,742

Liabilities:
Payable for shares of the Portfolios purchased	34,277	—	—	—	22,675	1,273
Payable for policy-related transactions	—	15,689	252,866	817	—	—
Accrued expenses	4,934	3,475	2,353	85	24	484

Total liabilities	39,211	19,164	255,219	902	22,699	1,757

Net Assets	$11,359,169	$7,964,426	$5,159,593	$172,086	$80,942	$1,162,985

Net Assets:
Accumulation unit values	$11,357,086	$7,962,866	$5,158,706	$172,071	$80,933	$1,162,972
Retained by Equitable Financial in Separate Account No. 206	2,083	1,560	887	15	9	13

Total Net Assets	$11,359,169	$7,964,426	$5,159,593	$172,086	$80,942	$1,162,985

Investments in shares of the Portfolios, at cost	$9,864,721	$6,910,736	$4,467,384	$150,730	$78,052	$1,105,694

The accompanying notes are an integral part of these financial statements.

FSA-6

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**	EQ/CONSERVATIVE- PLUS ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$25,278,170	$24,727,073	$3,366,479	$7,181,247	$3,877,953	$13,263,881
Receivable for shares of the Portfolios sold	75,911	407,132	—	—	28,352	142,789
Receivable for policy-related transactions	—	—	539	4,857	—	—

Total assets	25,354,081	25,134,205	3,367,018	7,186,104	3,906,305	13,406,670

Liabilities:
Payable for shares of the Portfolios purchased	—	—	540	4,857	—	—
Payable for policy-related transactions	75,486	407,132	—	—	28,341	142,789
Accrued expenses	36,096	28,354	2,419	7,872	6,611	21,170

Total liabilities	111,582	435,486	2,959	12,729	34,952	163,959

Net Assets	$25,242,499	$24,698,719	$3,364,059	$7,173,375	$3,871,353	$13,242,711

Net Assets:
Accumulation unit values	$25,216,367	$24,675,175	$3,361,703	$7,161,072	$3,869,005	$13,229,575
Retained by Equitable Financial in Separate Account No. 206	26,132	23,544	2,356	12,303	2,348	13,136

Total Net Assets	$25,242,499	$24,698,719	$3,364,059	$7,173,375	$3,871,353	$13,242,711

Investments in shares of the Portfolios, at cost	$24,923,443	$24,123,863	$3,137,459	$6,939,072	$3,842,883	$14,175,619

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CORE BOND INDEX**	EQ/CORE PLUS BOND**	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**	EQ/INVESCO COMSTOCK**
Assets:
Investments in shares of the Portfolios, at fair value	$9,930,258	$7,412,047	$190,141,307	$18,378,166	$19,061,552	$10,436,094
Receivable for shares of the Portfolios sold	—	—	1,598,432	—	150,917	—
Receivable for policy-related transactions	3,356	1,161	—	36,526	—	2,393

Total assets	9,933,614	7,413,208	191,739,739	18,414,692	19,212,469	10,438,487

Liabilities:
Payable for shares of the Portfolios purchased	3,357	1,162	—	36,528	—	921
Payable for policy-related transactions	—	—	1,605,444	—	150,919	—
Accrued expenses	15,835	10,819	196,144	23,479	22,853	7,599

Total liabilities	19,192	11,981	1,801,588	60,007	173,772	8,520

Net Assets	$9,914,422	$7,401,227	$189,938,151	$18,354,685	$19,038,697	$10,429,967

Net Assets:
Accumulation unit values	$9,906,221	$7,395,953	$189,741,770	$18,332,880	$19,020,960	$10,423,735
Retained by Equitable Financial in Separate Account No. 206	8,201	5,274	196,381	21,805	17,737	6,232

Total Net Assets	$9,914,422	$7,401,227	$189,938,151	$18,354,685	$19,038,697	$10,429,967

Investments in shares of the Portfolios, at cost	$9,866,264	$7,881,774	$132,751,035	$18,432,766	$17,483,070	$10,006,382

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/JANUS ENTERPRISE**	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**	EQ/LARGE CAP VALUE MANAGED VOLATILITY**
Assets:
Investments in shares of the Portfolios, at fair value	$28,577,277	$59,855,876	$33,216,416	$34,683,327	$46,874,296	$8,238,733
Receivable for shares of the Portfolios sold	—	117,223	56,257	950,723	57,249	—
Receivable for policy-related transactions	43,724	—	—	—	—	6,496

Total assets	28,621,001	59,973,099	33,272,673	35,634,050	46,931,545	8,245,229

Liabilities:
Payable for shares of the Portfolios purchased	43,086	—	—	—	—	5,435
Payable for policy-related transactions	—	117,223	54,133	950,723	57,254	—
Accrued expenses	37,196	68,557	41,633	37,104	46,137	11,110

Total liabilities	80,282	185,780	95,766	987,827	103,391	16,545

Net Assets	$28,540,719	$59,787,319	$33,176,907	$34,646,223	$46,828,154	$8,228,684

Net Assets:
Accumulation unit values	$28,502,795	$59,706,688	$33,144,717	$34,583,818	$46,770,220	$8,215,344
Retained by Equitable Financial in Separate Account No. 206	37,924	80,631	32,190	62,405	57,934	13,340

Total Net Assets	$28,540,719	$59,787,319	$33,176,907	$34,646,223	$46,828,154	$8,228,684

Investments in shares of the Portfolios, at cost	$28,563,151	$53,126,941	$32,137,064	$29,832,574	$46,841,654	$8,257,579

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL GROWTH**	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**	EQ/PIMCO GLOBAL REAL RETURN**
Assets:
Investments in shares of the Portfolios, at fair value	$16,249,281	$21,859,353	$8,703,981	$227,947,107	$39,898,827	$1,920,833
Receivable for shares of the Portfolios sold	187,309	226,612	—	1,299,233	94,430	—
Receivable for policy-related transactions	—	—	3,385	—	—	4,326

Total assets	16,436,590	22,085,965	8,707,366	229,246,340	39,993,257	1,925,159

Liabilities:
Payable for shares of the Portfolios purchased	—	—	3,385	—	—	1,243
Payable for policy-related transactions	187,309	226,613	—	1,223,351	94,440	—
Accrued expenses	16,675	26,738	12,581	279,553	51,653	—

Total liabilities	203,984	253,351	15,966	1,502,904	146,093	1,243

Net Assets	$16,232,606	$21,832,614	$8,691,400	$227,743,436	$39,847,164	$1,923,916

Net Assets:
Accumulation unit values	$16,216,002	$21,810,800	$8,681,860	$227,537,003	$39,814,192	$1,923,916
Retained by Equitable Financial in Separate Account No. 206	16,604	21,814	9,540	206,433	32,972	—

Total Net Assets	$16,232,606	$21,832,614	$8,691,400	$227,743,436	$39,847,164	$1,923,916

Investments in shares of the Portfolios, at cost	$15,259,372	$21,209,428	$9,656,746	$244,340,176	$41,585,633	$1,854,729

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**	TARGET 2015 ALLOCATION**	TARGET 2025 ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$20,562,875	$3,882,057	$4,907,768	$33,388,059	$7,027,965	$23,075,332
Receivable for shares of the Portfolios sold	748,300	32,614	303,915	75,954	76	24,955

Total assets	21,311,175	3,914,671	5,211,683	33,464,013	7,028,041	23,100,287

Liabilities:
Payable for policy-related transactions	748,299	32,614	303,915	75,954	75	24,553
Accrued expenses	25,547	2,732	6,342	30,270	13,821	33,946

Total liabilities	773,846	35,346	310,257	106,224	13,896	58,499

Net Assets	$20,537,329	$3,879,325	$4,901,426	$33,357,789	$7,014,145	$23,041,788

Net Assets:
Accumulation unit values	$20,519,489	$3,878,011	$4,900,202	$33,302,445	$7,003,700	$23,016,045
Retained by Equitable Financial in Separate Account No. 206	17,840	1,314	1,224	55,344	10,445	25,743

Total Net Assets	$20,537,329	$3,879,325	$4,901,426	$33,357,789	$7,014,145	$23,041,788

Investments in shares of the Portfolios, at cost	$19,162,812	$3,876,721	$4,792,220	$31,129,495	$8,356,599	$24,323,800

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$17,392,638	$8,457,846	$214,478	$28,878,192	$84,147,213
Receivable for shares of the Portfolios sold	33,756	165,666	39	498,492	2,945,849

Total assets	17,426,394	8,623,512	214,517	29,376,684	87,093,062

Liabilities:
Payable for policy-related transactions	33,756	165,666	8	498,493	2,945,848
Accrued expenses	22,719	11,643	—	29,610	83,920

Total liabilities	56,475	177,309	8	528,103	3,029,768

Net Assets	$17,369,919	$8,446,203	$214,509	$28,848,581	$84,063,294

Net Assets:
Accumulation unit values	$17,348,002	$8,435,447	$214,472	$28,844,985	$83,998,675
Retained by Equitable Financial in Separate Account No. 206	21,917	10,756	37	3,596	64,619

Total Net Assets	$17,369,919	$8,446,203	$214,509	$28,848,581	$84,063,294

Investments in shares of the Portfolios, at cost	$13,942,036	$6,308,669	$150,407	$27,976,597	$65,973,018

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)***
1290 AVANTIS® U.S. LARGE CAP GROWTH	CLASS I	177

1290 VT EQUITY INCOME	CLASS K	662

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS K	130

1290 VT GAMCO SMALL COMPANY VALUE	CLASS K	331

1290 VT SMARTBETA EQUITY ESG	CLASS K	923

AMERICAN FUNDS IS® 2010 TARGET DATE FUND	CLASS I	—

AMERICAN FUNDS IS® 2015 TARGET DATE FUND	CLASS I	3

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	CLASS I	205

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	CLASS I	487

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	CLASS I	825

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	CLASS I	787

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	CLASS I	270

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	CLASS I	774

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	CLASS I	540

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	CLASS I	342

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	CLASS I	12

AMERICAN FUNDS IS® 2065 TARGET DATE FUND	CLASS I	6

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	CLASS I	92

EQ/AB SMALL CAP GROWTH	CLASS K	1,428

EQ/AGGRESSIVE ALLOCATION	CLASS K	2,333

EQ/ALL ASSET GROWTH ALLOCATION	CLASS K	166

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS K	385

EQ/CONSERVATIVE ALLOCATION	CLASS K	469

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS K	1,598

EQ/CORE BOND INDEX	CLASS K	1,046

EQ/CORE PLUS BOND	CLASS K	2,167

EQ/EQUITY 500 INDEX	CLASS K	1,973

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS K	1,066

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS K	1,551

EQ/INVESCO COMSTOCK	CLASS K	473

EQ/JANUS ENTERPRISE	CLASS K	1,271

EQ/JPMORGAN GROWTH STOCK	CLASS K	789

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS K	1,635

EQ/LARGE CAP GROWTH INDEX	CLASS K	1,147

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS K	1,332

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS K	450

EQ/MFS INTERNATIONAL GROWTH	CLASS K	1,989

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)***

EQ/MID CAP INDEX	CLASS K	1,326

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS K	559

EQ/MODERATE ALLOCATION	CLASS K	18,532

EQ/MODERATE-PLUS ALLOCATION	CLASS K	4,130

EQ/PIMCO GLOBAL REAL RETURN	CLASS K	248

EQ/SMALL COMPANY INDEX	CLASS K	1,661

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS K	312

MULTIMANAGER CORE BOND	CLASS K	560

MULTIMANAGER TECHNOLOGY	CLASS K	708

TARGET 2015 ALLOCATION	CLASS K	1,100

TARGET 2025 ALLOCATION	CLASS K	2,206

TARGET 2035 ALLOCATION	CLASS K	1,111

TARGET 2045 ALLOCATION	CLASS K	491
TARGET 2055 ALLOCATION	CLASS K	11

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	2,674

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	1,381

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 AVANTIS® U.S. LARGE CAP GROWTH	0.48%	CLASS I	$21.82	173

1290 VT EQUITY INCOME	0.48%	CLASS K	$31.79	101

1290 VT GAMCO MERGERS & ACQUISITIONS	0.48%	CLASS K	$19.23	93

1290 VT GAMCO SMALL COMPANY VALUE	0.48%	CLASS K	$56.53	444

1290 VT SMARTBETA EQUITY ESG	0.48%	CLASS K	$19.22	933

AMERICAN FUNDS IS® 2010 TARGET DATE FUND	0.48%	CLASS I	$11.11	—

AMERICAN FUNDS IS® 2015 TARGET DATE FUND	0.48%	CLASS I	$11.15	3

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	0.48%	CLASS I	$11.21	233

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	0.48%	CLASS I	$11.25	575

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	0.48%	CLASS I	$11.42	1,004

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	0.48%	CLASS I	$11.60	935

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	0.48%	CLASS I	$11.90	332

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	0.48%	CLASS I	$12.02	945

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS IS® 2050 TARGET DATE FUND	0.48%	CLASS I	$12.04	662

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	0.48%	CLASS I	$12.07	427

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	0.48%	CLASS I	$11.91	14

AMERICAN FUNDS IS® 2065 TARGET DATE FUND	0.48%	CLASS I	$11.91	7

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	0.48%	CLASS I	$11.84	98

EQ/AB SMALL CAP GROWTH	0.48%	CLASS K	$45.89	549

EQ/AGGRESSIVE ALLOCATION	0.48%	CLASS K	$30.54	808

EQ/ALL ASSET GROWTH ALLOCATION	0.48%	CLASS K	$24.21	139

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.48%	CLASS K	$50.15	143

EQ/CONSERVATIVE ALLOCATION	0.48%	CLASS K	$14.07	275

EQ/CONSERVATIVE-PLUS ALLOCATION	0.48%	CLASS K	$19.12	692

EQ/CORE BOND INDEX	0.48%	CLASS K	$12.69	781

EQ/CORE PLUS BOND	0.48%	CLASS K	$12.07	613

EQ/EQUITY 500 INDEX	0.48%	CLASS K	$60.87	3,117

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.48%	CLASS K	$23.07	795

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.48%	CLASS K	$16.54	1,150

EQ/INVESCO COMSTOCK	0.48%	CLASS K	$29.00	359

EQ/JANUS ENTERPRISE	0.48%	CLASS K	$41.23	691

EQ/JPMORGAN GROWTH STOCK	0.48%	CLASS K	$72.84	820

EQ/JPMORGAN VALUE OPPORTUNITIES	0.48%	CLASS K	$48.63	682

EQ/LARGE CAP GROWTH INDEX	0.48%	CLASS K	$72.25	479

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.48%	CLASS K	$68.83	679

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.48%	CLASS K	$31.36	262

EQ/MFS INTERNATIONAL GROWTH	0.48%	CLASS K	$27.33	593

EQ/MID CAP INDEX	0.48%	CLASS K	$38.38	568

EQ/MID CAP VALUE MANAGED VOLATILITY	0.48%	CLASS K	$34.40	252

EQ/MODERATE ALLOCATION	0.48%	CLASS K	$20.65	11,020

EQ/MODERATE-PLUS ALLOCATION	0.48%	CLASS K	$25.49	1,562

EQ/PIMCO GLOBAL REAL RETURN	0.48%	CLASS K	$11.14	173

EQ/SMALL COMPANY INDEX	0.48%	CLASS K	$40.47	507

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.48%	CLASS K	$20.67	188

MULTIMANAGER CORE BOND	0.48%	CLASS K	$11.69	419

MULTIMANAGER TECHNOLOGY	0.48%	CLASS K	$90.14	369

TARGET 2015 ALLOCATION	0.48%	CLASS K	$18.95	370

TARGET 2025 ALLOCATION	0.48%	CLASS K	$24.46	941

TARGET 2035 ALLOCATION	0.48%	CLASS K	$28.75	604

TARGET 2045 ALLOCATION	0.48%	CLASS K	$31.29	270

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TARGET 2055 ALLOCATION	0.48%	CLASS K	$25.11	9

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.48%	COMMON SHARES	$11.23	2,568

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.48%	COMMON SHARES	$26.70	3,146

*	Contract charges reflect the direct operating and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**	1290 VT SMARTBETA EQUITY ESG**	AMERICAN FUNDS IS® 2010 TARGET DATE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,546	$76,652	$51,998	$213,889	$173,809	$54
Expenses:
Asset-based charges and other expenses .	17,391	18,736	7,690	126,004	95,204	7

Net Investment Income (Loss)	(15,845)	57,916	44,308	87,885	78,605	47

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	752,154	47,253	44,531	1,853,952	2,144,657	—
Net realized gain distribution from the Portfolios	62,025	268,558	52,033	1,533,699	1,441,663	30

Net realized gain (loss)	814,179	315,811	96,564	3,387,651	3,586,320	30

Net change in unrealized appreciation (depreciation) of investments	(145,979)	94,061	98,297	(554,571)	(1,115,110)	67

Net Realized and Unrealized Gain (Loss) on Investments	668,200	409,872	194,861	2,833,080	2,471,210	97

Net Increase (Decrease) in Net Assets Resulting from Operations	$652,355	$467,788	$239,169	$2,920,965	$2,549,815	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2015 TARGET DATE FUND	AMERICAN FUNDS IS® 2020 TARGET DATE FUND	AMERICAN FUNDS IS® 2025 TARGET DATE FUND	AMERICAN FUNDS IS® 2030 TARGET DATE FUND	AMERICAN FUNDS IS® 2035 TARGET DATE FUND	AMERICAN FUNDS IS® 2040 TARGET DATE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$626	$49,582	$93,721	$69,414	$114,545	$10,527
Expenses:
Asset-based charges and other expenses .	81	12,650	42,754	41,873	47,845	14,547

Net Investment Income (Loss)	545	36,932	50,967	27,541	66,700	(4,020)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5	55,246	288,776	(139,134)	256,669	15,599
Net realized gain distribution from the Portfolios	123	37,610	34,138	33,473	120,786	7,047

Net realized gain (loss)	128	92,856	322,914	(105,661)	377,455	22,646

Net change in unrealized appreciation (depreciation) of investments	1,153	172,340	555,058	953,948	938,518	449,717

Net Realized and Unrealized Gain (Loss) on Investments	1,281	265,196	877,972	848,287	1,315,973	472,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,826	$302,128	$928,939	$875,828	$1,382,673	$468,343

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2045 TARGET DATE FUND	AMERICAN FUNDS IS® 2050 TARGET DATE FUND	AMERICAN FUNDS IS® 2055 TARGET DATE FUND	AMERICAN FUNDS IS® 2060 TARGET DATE FUND	AMERICAN FUNDS IS® 2065 TARGET DATE FUND	AMERICAN FUNDS IS® 2070 TARGET DATE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,185	$47,428	$31,996	$289	$428	$2,311
Expenses:
Asset-based charges and other expenses .	45,134	33,355	20,965	652	107	1,982

Net Investment Income (Loss)	22,051	14,073	11,031	(363)	321	329

Net Realized and Unrealized Gain (Loss) on Investments: Net realized gain (loss) on investments	36,541	88,030	64,478	3,222	400	138

Net realized gain distribution from the Portfolios	2,109	2,240	5,442	4,189	567	1,999

Net realized gain (loss)	38,650	90,270	69,920	7,411	967	2,137

Net change in unrealized appreciation (depreciation) of investments	1,504,206	1,061,032	697,683	22,689	2,914	58,987

Net Realized and Unrealized Gain (Loss) on Investments	1,542,856	1,151,302	767,603	30,100	3,881	61,124

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,564,907	$1,165,375	$778,634	$29,737	$4,202	$61,453

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**	EQ/CONSERVATIVE- PLUS ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$81,934	$403,464	$79,059	$—	$127,166	$373,312
Expenses:
Asset-based charges and other expenses .	123,608	120,053	15,195	35,952	20,179	69,109

Net Investment Income (Loss)	(41,674)	283,411	63,864	(35,952)	106,987	304,203

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,635,434)	(725,228)	(127,222)	738,475	(207,811)	(787,276)
Net realized gain distribution from the Portfolios	2,037,301	2,250,804	168,457	726,701	95,816	704,662

Net realized gain (loss)	(598,133)	1,525,576	41,235	1,465,176	(111,995)	(82,614)

Net change in unrealized appreciation (depreciation) of investments	2,697,235	1,168,741	383,321	(908,155)	299,285	896,905

Net Realized and Unrealized Gain (Loss) on Investments	2,099,102	2,694,317	424,556	557,021	187,290	814,291

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,057,428	$2,977,728	$488,420	$521,069	$294,277	$1,118,494

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CORE BOND INDEX**	EQ/CORE PLUS BOND**	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**	EQ/INVESCO COMSTOCK**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$318,326	$389,465	$1,733,106	$183,777	$283,387	$151,719
Expenses:
Asset-based charges and other expenses .	58,687	35,674	895,493	90,261	89,147	54,731

Net Investment Income (Loss)	259,639	353,791	837,613	93,516	194,240	96,988

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(252,494)	(476,461)	22,715,649	241,485	518,580	42,593
Net realized gain distribution from the Portfolios	—	—	4,875,231	1,810,506	1,335,297	816,933

Net realized gain (loss)	(252,494)	(476,461)	27,590,880	2,051,991	1,853,877	859,526

Net change in unrealized appreciation (depreciation) of investments	725,842	722,344	888,230	1,145,151	2,187,261	818,882

Net Realized and Unrealized Gain (Loss) on Investments	473,348	245,883	28,479,110	3,197,142	4,041,138	1,678,408

Net Increase (Decrease) in Net Assets Resulting from Operations	$732,987	$599,674	$29,316,723	$3,290,658	$4,235,378	$1,775,396

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/JANUS ENTERPRISE**	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**	EQ/LARGE CAP VALUE MANAGED VOLATILITY**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$412,154	$—	$142,727	$126,349
Expenses:
Asset-based charges and other expenses .	147,252	300,956	168,576	171,783	235,642	41,443

Net Investment Income (Loss)	(147,252)	(300,956)	243,578	(171,783)	(92,915)	84,906

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	598,978	2,370,276	(371,313)	6,655,614	(903,758)	(246,574)
Net realized gain distribution from the Portfolios	2,351,721	8,443,049	2,751,624	2,751,563	6,099,114	658,944

Net realized gain (loss)	2,950,699	10,813,325	2,380,311	9,407,177	5,195,356	412,370

Net change in unrealized appreciation (depreciation) of investments	(588,757)	(2,131,947)	2,259,381	(3,657,461)	(218,246)	329,962

Net Realized and Unrealized Gain (Loss) on Investments	2,361,942	8,681,378	4,639,692	5,749,716	4,977,110	742,332

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,214,690	$8,380,422	$4,883,270	$5,577,933	$4,884,195	$827,238

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL GROWTH**	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**	EQ/PIMCO GLOBAL REAL RETURN**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$186,104	$225,845	$120,282	$5,820,488	$845,694	$30,117
Expenses:
Asset-based charges and other expenses .	71,536	105,217	46,362	1,114,728	207,349	9,700

Net Investment Income (Loss)	114,568	120,628	73,920	4,705,760	638,345	20,417

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(319,443)	619,794	(340,555)	(4,930,328)	(1,462,272)	(143,415)
Net realized gain distribution from the Portfolios	1,318,274	1,271,312	598,041	12,799,181	3,063,377	—

Net realized gain (loss)	998,831	1,891,106	257,486	7,868,853	1,601,105	(143,415)

Net change in unrealized appreciation (depreciation) of investments	1,554,083	(619,388)	42,549	9,315,483	2,182,577	231,880

Net Realized and Unrealized Gain (Loss) on Investments	2,552,914	1,271,718	300,035	17,184,336	3,783,682	88,465

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,667,482	$1,392,346	$373,955	$21,890,096	$4,422,027	$108,882

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**	TARGET 2015 ALLOCATION**	TARGET 2025 ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$217,226	$72,570	$207,864	$—	$278,933	$673,854
Expenses:
Asset-based charges and other expenses .	98,125	12,277	26,859	143,935	38,198	111,204

Net Investment Income (Loss)	119,101	60,293	181,005	(143,935)	240,735	562,650

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,165,595)	(32,663)	(310,286)	6,056,251	(941,296)	(235,077)
Net realized gain distribution from the Portfolios	692,237	80,175	—	3,233,082	367,931	1,599,564

Net realized gain (loss)	(473,358)	47,512	(310,286)	9,289,333	(573,365)	1,364,487

Net change in unrealized appreciation (depreciation) of investments	2,623,107	131,913	502,391	(1,883,490)	1,021,469	827,559

Net Realized and Unrealized Gain (Loss) on Investments	2,149,749	179,425	192,105	7,405,843	448,104	2,192,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,268,850	$239,718	$373,110	$7,261,908	$688,839	$2,754,696

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$396,516	$169,371	$3,640	$931,799	$980,352
Expenses:
Asset-based charges and other expenses .	84,111	42,555	1,089	134,578	400,653

Net Investment Income (Loss)	312,405	126,816	2,551	797,221	579,699

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	838,197	956,221	14,829	(388,128)	1,055,163
Net realized gain distribution from the Portfolios	474,903	237,392	5,809	—	4,576,511

Net realized gain (loss)	1,313,100	1,193,613	20,638	(388,128)	5,631,674

Net change in unrealized appreciation (depreciation) of investments	886,354	16,826	13,800	1,315,398	6,764,720

Net Realized and Unrealized Gain (Loss) on Investments	2,199,454	1,210,439	34,438	927,270	12,396,394

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,511,859	$1,337,255	$36,989	$1,724,491	$12,976,093

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 VT EQUITY INCOME**		1290 VT GAMCO MERGERS & ACQUISITIONS**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(15,845)	$(10,803)	$57,916	$65,857	$44,308	$22,031
Net realized gain (loss)	814,179	205,296	315,811	330,137	96,564	78,572
Net change in unrealized appreciation (depreciation) of investments	(145,979)	484,797	94,061	10,576	98,297	31,742

Net increase (decrease) in net assets resulting from operations	652,355	679,290	467,788	406,570	239,169	132,345

From Contractowners Transactions:
Payments received from contractowners	340,618	406,999	232,893	267,645	71,570	81,529
Transfers between Variable Investment Options including guaranteed interest account, net	(252,244)	762,797	122,700	(700,116)	231,582	51,478
Redemptions for contract benefits and terminations	(281,858)	(360,291)	(1,377,596)	(322,655)	(209,199)	(376,103)
Contract maintenance charges	(1,157)	(1,463)	(194)	(182)	(79)	(84)

Net increase (decrease) in net assets resulting from contractowners transactions	(194,641)	808,042	(1,022,197)	(755,308)	93,874	(243,180)

Net Increase (Decrease) in Net Assets	457,714	1,487,332	(554,409)	(348,738)	333,043	(110,835)
Net Assets — Beginning of Year	3,324,441	1,837,109	3,759,292	4,108,030	1,461,206	1,572,041

Net Assets — End of Year	$3,782,155	$3,324,441	$3,204,883	$3,759,292	$1,794,249	$1,461,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO SMALL COMPANY VALUE**		1290 VT SMARTBETA EQUITY ESG**		AMERICAN FUNDS IS® 2010 TARGET DATE FUND(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$87,885	$104,771	$78,605	$135,156	$47	$4
Net realized gain (loss)	3,387,651	4,296,724	3,586,320	2,927,987	30	—
Net change in unrealized appreciation (depreciation) of investments	(554,571)	(1,014,663)	(1,115,110)	360,327	67	(6)

Net increase (decrease) in net assets resulting from operations	2,920,965	3,386,832	2,549,815	3,423,470	144	(2)

From Contractowners Transactions:
Payments received from contractowners	1,070,092	1,113,387	603,221	686,646	107	—
Transfers between Variable Investment Options including guaranteed interest account, net	(2,181,437)	435,142	(610,653)	(694,504)	1,244	150
Redemptions for contract benefits and terminations	(8,499,440)	(6,493,714)	(5,525,622)	(4,928,321)	—	—
Contract maintenance charges	(1,262)	(1,455)	(947)	(1,115)	—	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,612,047)	(4,946,640)	(5,534,001)	(4,937,294)	1,351	149

Net Increase (Decrease) in Net Assets	(6,691,082)	(1,559,808)	(2,984,186)	(1,513,824)	1,495	147
Net Assets — Beginning of Year or Period	31,849,690	33,409,498	20,947,983	22,461,807	147	—

Net Assets — End of Year or Period	$25,158,608	$31,849,690	$17,963,797	$20,947,983	$1,642	$147

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024.

FSA-27

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2015 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2020 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2025 TARGET DATE FUND(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$545	$70	$36,932	$46	$50,967	$9,438
Net realized gain (loss)	128	—	92,856	—	322,914	1
Net change in unrealized appreciation (depreciation) of investments	1,153	(74)	172,340	(54)	555,058	(16,871)

Net increase (decrease) in net assets resulting from operations	1,826	(4)	302,128	(8)	928,939	(7,432)

From Contractowners Transactions:
Payments received from contractowners	5,085	—	209,693	—	729,916	704
Transfers between Variable Investment Options including guaranteed interest account, net	19,908	5,000	2,953,225	5,075	12,555,663	944,980
Redemptions for contract benefits and terminations	—	—	(854,487)	—	(8,679,168)	—
Contract maintenance charges	(26)	(1)	(229)	(1)	(888)	(5)

Net increase (decrease) in net assets resulting from contractowners transactions	24,967	4,999	2,308,202	5,074	4,605,523	945,679

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	—	(15)	14

Net Increase (Decrease) in Net Assets	26,793	4,995	2,610,330	5,066	5,534,447	938,261
Net Assets — Beginning of Year or Period	4,995	—	5,066	—	938,261	—

Net Assets — End of Year or Period	$31,788	$4,995	$2,615,396	$5,066	$6,472,708	$938,261

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024.

FSA-28

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2030 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2035 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2040 TARGET DATE FUND(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,541	$4,947	$66,700	$1,000	$(4,020)	$23
Net realized gain (loss)	(105,661)	—	377,455	1	22,646	4
Net change in unrealized appreciation (depreciation) of investments	953,948	(28,943)	938,518	(1,160)	449,717	(60)

Net increase (decrease) in net assets resulting from operations	875,828	(23,996)	1,382,673	(159)	468,343	(33)

From Contractowners Transactions:
Payments received from contractowners	1,648,457	783	1,019,045	1,399	833,513	1,801
Transfers between Variable Investment Options including guaranteed interest account, net	9,065,217	1,142,045	11,247,661	85,648	2,843,117	150
Redemptions for contract benefits and terminations	(1,238,843)	—	(2,889,261)	—	(193,522)	—
Contract maintenance charges	(801)	(5)	(1,542)	(7)	(1,075)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	9,474,030	1,142,823	9,375,903	87,040	3,482,033	1,948

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	(19)	19	(2)	—	—	—

Net Increase (Decrease) in Net Assets	10,349,839	1,118,846	10,758,574	86,881	3,950,376	1,915
Net Assets — Beginning of Year or Period	1,118,846	—	86,881	—	1,915	—

Net Assets — End of Year or Period	$11,468,685	$1,118,846	$10,845,455	$86,881	$3,952,291	$1,915

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024.

FSA-29

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2045 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2050 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2055 TARGET DATE FUND(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$22,051	$(23)	$14,073	$7	$11,031	$724
Net realized gain (loss)	38,650	9	90,270	8	69,920	383
Net change in unrealized appreciation (depreciation) of investments	1,504,206	(27)	1,061,032	(32)	697,683	(1,247)

Net increase (decrease) in net assets resulting from operations	1,564,907	(41)	1,165,375	(17)	778,634	(140)

From Contractowners Transactions:
Payments received from contractowners	1,165,002	644	1,507,339	—	1,359,626	—
Transfers between Variable Investment Options including guaranteed interest account, net	7,726,434	1,241,032	6,347,570	519	3,705,261	82,459
Redemptions for contract benefits and terminations	(337,180)	—	(1,054,589)	—	(763,254)	—
Contract maintenance charges	(1,623)	(5)	(1,770)	(1)	(2,993)	2

Net increase (decrease) in net assets resulting from contractowners transactions	8,552,633	1,241,671	6,798,550	518	4,298,640	82,461

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	(16)	15	—	—	(2)	—

Net Increase (Decrease) in Net Assets	10,117,524	1,241,645	7,963,925	501	5,077,272	82,321
Net Assets — Beginning of Year or Period	1,241,645	—	501	—	82,321	—

Net Assets — End of Year or Period	$11,359,169	$1,241,645	$7,964,426	$501	$5,159,593	$82,321

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024.

FSA-30

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2060 TARGET DATE FUND(a)		AMERICAN FUNDS IS® 2065 TARGET DATE FUND(b)	AMERICAN FUNDS IS® 2070 TARGET DATE FUND(a)
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(363)	$741	$321	$329	$382
Net realized gain (loss)	7,411	411	967	2,137	146
Net change in unrealized appreciation (depreciation) of investments	22,689	(1,248)	2,914	58,987	(1,212)

Net increase (decrease) in net assets resulting from operations	29,737	(96)	4,202	61,453	(684)

From Contractowners Transactions:
Payments received from contractowners	44,545	—	64,746	43,372	—
Transfers between Variable Investment Options including guaranteed interest account, net	16,893	82,459	17,087	1,014,950	44,051
Redemptions for contract benefits and terminations	(1,351)	—	(4,898)	—	—
Contract maintenance charges	(101)	2	(195)	(153)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	59,986	82,461	76,740	1,058,169	44,048

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	(2)	—	—	(1)	—

Net Increase (Decrease) in Net Assets	89,721	82,365	80,942	1,119,621	43,364
Net Assets — Beginning of Year or Period	82,365	—	—	43,364	—

Net Assets — End of Year or Period	$172,086	$82,365	$80,942	$1,162,985	$43,364

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024.
(b)	Units were made available on October 18, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-31

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB SMALL CAP GROWTH**		EQ/AGGRESSIVE ALLOCATION**		EQ/ALL ASSET GROWTH ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(41,674)	$(14,891)	$283,411	$491,298	$63,864	$65,006
Net realized gain (loss)	(598,133)	1,502,385	1,525,576	1,234,553	41,235	73,685
Net change in unrealized appreciation (depreciation) of investments	2,697,235	2,443,786	1,168,741	1,849,440	383,321	139,664

Net increase (decrease) in net assets resulting from operations	2,057,428	3,931,280	2,977,728	3,575,291	488,420	278,355

From Contractowners Transactions:
Payments received from contractowners	862,248	1,305,582	1,040,589	1,374,420	154,405	151,361
Transfers between Variable Investment Options including guaranteed interest account, net	(1,619,445)	(1,373,401)	(2,714,429)	(454,543)	199,944	358,178
Redemptions for contract benefits and terminations	(5,628,010)	(6,248,443)	(3,459,514)	(7,403,449)	(580,674)	(150,959)
Contract maintenance charges	(1,077)	(1,294)	(1,698)	(1,962)	(245)	(246)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,386,284)	(6,317,556)	(5,135,052)	(6,485,534)	(226,570)	358,334

Net Increase (Decrease) in Net Assets	(4,328,856)	(2,386,276)	(2,157,324)	(2,910,243)	261,850	636,689
Net Assets — Beginning of Year	29,571,355	31,957,631	26,856,043	29,766,286	3,102,209	2,465,520

Net Assets — End of Year	$25,242,499	$29,571,355	$24,698,719	$26,856,043	$3,364,059	$3,102,209

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**		EQ/CONSERVATIVE ALLOCATION**		EQ/CONSERVATIVE- PLUS ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(35,952)	$(44,804)	$106,987	$123,751	$304,203	$368,586
Net realized gain (loss)	1,465,176	1,672,993	(111,995)	(479,790)	(82,614)	(153,348)
Net change in unrealized appreciation (depreciation) of investments	(908,155)	558,167	299,285	562,613	896,905	965,599

Net increase (decrease) in net assets resulting from operations	521,069	2,186,356	294,277	206,574	1,118,494	1,180,837

From Contractowners Transactions:
Payments received from contractowners	241,062	256,831	102,084	194,192	395,558	441,562
Transfers between Variable Investment Options including guaranteed interest account, net	(805,668)	548,733	397,018	121,383	687,529	(523,854)
Redemptions for contract benefits and terminations	(1,161,502)	(2,855,196)	(1,405,301)	(3,197,290)	(4,110,079)	(4,392,503)
Contract maintenance charges	(444)	(514)	(408)	(439)	(938)	(1,130)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,726,552)	(2,050,146)	(906,607)	(2,882,154)	(3,027,930)	(4,475,925)

Net Increase (Decrease) in Net Assets	(1,205,483)	136,210	(612,330)	(2,675,580)	(1,909,436)	(3,295,088)
Net Assets — Beginning of Year	8,378,858	8,242,648	4,483,683	7,159,263	15,152,147	18,447,235

Net Assets — End of Year	$7,173,375	$8,378,858	$3,871,353	$4,483,683	$13,242,711	$15,152,147

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE BOND INDEX**		EQ/CORE PLUS BOND**		EQ/EQUITY 500 INDEX**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$259,639	$263,418	$353,791	$371,076	$837,613	$1,060,785
Net realized gain (loss)	(252,494)	(430,701)	(476,461)	(504,282)	27,590,880	19,784,708
Net change in unrealized appreciation (depreciation) of investments	725,842	448,271	722,344	55,964	888,230	18,256,276

Net increase (decrease) in net assets resulting from operations	732,987	280,988	599,674	(77,242)	29,316,723	39,101,769

From Contractowners Transactions:
Payments received from contractowners	482,864	527,478	249,235	291,524	5,639,108	6,139,690
Transfers between Variable Investment Options including guaranteed interest account, net	1,228,278	(783,132)	(55,920)	237,842	566,728	7,025,868
Redemptions for contract benefits and terminations	(4,827,587)	(2,411,720)	(977,281)	(1,673,474)	(30,815,925)	(31,683,184)
Contract maintenance charges	(647)	(693)	(317)	(358)	(6,627)	(6,763)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,117,092)	(2,668,067)	(784,283)	(1,144,466)	(24,616,716)	(18,524,389)

Net Increase (Decrease) in Net Assets	(2,384,105)	(2,387,079)	(184,609)	(1,221,708)	4,700,007	20,577,380
Net Assets — Beginning of Year	12,298,527	14,685,606	7,585,836	8,807,544	185,238,144	164,660,764

Net Assets — End of Year	$9,914,422	$12,298,527	$7,401,227	$7,585,836	$189,938,151	$185,238,144

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY**		EQ/INTERNATIONAL CORE MANAGED VOLATILITY**		EQ/INVESCO COMSTOCK**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$93,516	$197,634	$194,240	$360,399	$96,988	$139,178
Net realized gain (loss)	2,051,991	2,377,456	1,853,877	1,372,470	859,526	1,138,326
Net change in unrealized appreciation (depreciation) of investments	1,145,151	(60,248)	2,187,261	(1,071,645)	818,882	285,630

Net increase (decrease) in net assets resulting from operations	3,290,658	2,514,842	4,235,378	661,224	1,775,396	1,563,134

From Contractowners Transactions:
Payments received from contractowners	526,700	905,977	651,614	1,075,494	319,149	381,008
Transfers between Variable Investment Options including guaranteed interest account, net	(1,867,633)	(180,484)	(41,434)	(368,565)	(615,154)	(23,862)
Redemptions for contract benefits and terminations	(3,268,443)	(4,681,731)	(4,115,507)	(3,347,824)	(2,769,466)	(1,734,393)
Contract maintenance charges	(760)	(771)	(715)	(733)	(496)	(567)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,610,136)	(3,957,009)	(3,506,042)	(2,641,628)	(3,065,967)	(1,377,814)

Net Increase (Decrease) in Net Assets	(1,319,478)	(1,442,167)	729,336	(1,980,404)	(1,290,571)	185,320
Net Assets — Beginning of Year	19,674,163	21,116,330	18,309,361	20,289,765	11,720,538	11,535,218

Net Assets — End of Year	$18,354,685	$19,674,163	$19,038,697	$18,309,361	$10,429,967	$11,720,538

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JANUS ENTERPRISE**		EQ/JPMORGAN GROWTH STOCK**		EQ/JPMORGAN VALUE OPPORTUNITIES**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(147,252)	$(168,815)	$(300,956)	$(345,085)	$243,578	$318,948
Net realized gain (loss)	2,950,699	3,887,205	10,813,325	10,670,235	2,380,311	5,210,077
Net change in unrealized appreciation (depreciation) of investments	(588,757)	995,912	(2,131,947)	9,883,602	2,259,381	(48,452)

Net increase (decrease) in net assets resulting from operations	2,214,690	4,714,302	8,380,422	20,208,752	4,883,270	5,480,573

From Contractowners Transactions:
Payments received from contractowners	983,504	1,346,932	1,638,102	1,983,551	965,516	1,317,553
Transfers between Variable Investment Options including guaranteed interest account, net	(2,952,106)	(768,891)	(5,378,528)	(717,500)	(1,952,035)	(1,382,424)
Redemptions for contract benefits and terminations	(5,400,493)	(6,977,387)	(13,630,315)	(17,284,705)	(8,126,759)	(6,426,895)
Contract maintenance charges	(1,416)	(1,735)	(3,014)	(3,318)	(1,554)	(1,816)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,370,511)	(6,401,081)	(17,373,755)	(16,021,972)	(9,114,832)	(6,493,582)

Net Increase (Decrease) in Net Assets	(5,155,821)	(1,686,779)	(8,993,333)	4,186,780	(4,231,562)	(1,013,009)
Net Assets — Beginning of Year	33,696,540	35,383,319	68,780,652	64,593,872	37,408,469	38,421,478

Net Assets — End of Year	$28,540,719	$33,696,540	$59,787,319	$68,780,652	$33,176,907	$37,408,469

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP GROWTH INDEX**		EQ/LARGE CAP GROWTH MANAGED VOLATILITY**		EQ/LARGE CAP VALUE MANAGED VOLATILITY**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(171,783)	$(128,376)	$(92,915)	$15,155	$84,906	$120,245
Net realized gain (loss)	9,407,177	4,446,496	5,195,356	6,545,651	412,370	1,242,127
Net change in unrealized appreciation (depreciation) of investments	(3,657,461)	6,698,557	(218,246)	6,782,364	329,962	(27,580)

Net increase (decrease) in net assets resulting from operations	5,577,933	11,016,677	4,884,195	13,343,170	827,238	1,334,792

From Contractowners Transactions:
Payments received from contractowners	1,645,177	1,385,886	745,414	1,002,139	279,087	343,591
Transfers between Variable Investment Options including guaranteed interest account, net	(1,656,730)	2,186,274	(1,126,017)	(2,647,491)	(265,963)	269,436
Redemptions for contract benefits and terminations	(11,171,498)	(8,713,862)	(9,316,381)	(9,179,728)	(2,111,001)	(2,658,111)
Contract maintenance charges	(1,486)	(1,712)	(1,601)	(1,817)	(458)	(582)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,184,537)	(5,143,414)	(9,698,585)	(10,826,897)	(2,098,335)	(2,045,666)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	58	(59)	—	—

Net Increase (Decrease) in Net Assets	(5,606,604)	5,873,263	(4,814,332)	2,516,214	(1,271,097)	(710,874)
Net Assets — Beginning of Year	40,252,827	34,379,564	51,642,486	49,126,272	9,499,781	10,210,655

Net Assets — End of Year	$34,646,223	$40,252,827	$46,828,154	$51,642,486	$8,228,684	$9,499,781

The	accompanying notes are an integral part of these financial statements.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS INTERNATIONAL GROWTH**		EQ/MID CAP INDEX**		EQ/MID CAP VALUE MANAGED VOLATILITY**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$114,568	$64,088	$120,628	$134,395	$73,920	$117,238
Net realized gain (loss)	998,831	579,210	1,891,106	2,289,334	257,486	1,356,868
Net change in unrealized appreciation (depreciation) of investments	1,554,083	576,705	(619,388)	462,226	42,549	(294,382)

Net increase (decrease) in net assets resulting from operations	2,667,482	1,220,003	1,392,346	2,885,955	373,955	1,179,724

From Contractowners Transactions:
Payments received from contractowners	743,789	793,562	803,860	884,412	377,604	439,152
Transfers between Variable Investment Options including guaranteed interest account, net	3,147,238	349,182	(691,118)	(266,655)	(727,318)	(260,848)
Redemptions for contract benefits and terminations	(3,459,329)	(3,274,588)	(2,805,034)	(3,621,225)	(2,163,348)	(1,540,397)
Contract maintenance charges	(731)	(773)	(801)	(976)	(499)	(641)

Net increase (decrease) in net assets resulting from contractowners transactions	430,967	(2,132,617)	(2,693,093)	(3,004,444)	(2,513,561)	(1,362,734)

Net Increase (Decrease) in Net Assets	3,098,449	(912,614)	(1,300,747)	(118,489)	(2,139,606)	(183,010)
Net Assets — Beginning of Year	13,134,157	14,046,771	23,133,361	23,251,850	10,831,006	11,014,016

Net Assets — End of Year	$16,232,606	$13,134,157	$21,832,614	$23,133,361	$8,691,400	$10,831,006

The	accompanying notes are an integral part of these financial statements.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE ALLOCATION**		EQ/MODERATE-PLUS ALLOCATION**		EQ/PIMCO GLOBAL REAL RETURN**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,705,760	$5,638,415	$638,345	$1,035,225	$20,417	$4,303
Net realized gain (loss)	7,868,853	4,788,561	1,601,105	1,232,552	(143,415)	(272,580)
Net change in unrealized appreciation (depreciation) of investments	9,315,483	8,293,091	2,182,577	2,845,908	231,880	255,144

Net increase (decrease) in net assets resulting from operations	21,890,096	18,720,067	4,422,027	5,113,685	108,882	(13,133)

From Contractowners Transactions:
Payments received from contractowners	16,500,878	19,361,736	1,588,328	1,745,025	109,959	130,059
Transfers between Variable Investment Options including guaranteed interest account, net	(7,779,170)	(9,150,822)	(2,513,103)	(1,981,494)	28,405	(89,374)
Redemptions for contract benefits and terminations	(40,707,876)	(44,069,235)	(12,121,670)	(7,243,281)	(344,556)	(631,835)
Contract maintenance charges	(39,215)	(41,880)	(2,508)	(2,879)	(96)	(108)

Net increase (decrease) in net assets resulting from contractowners transactions	(32,025,383)	(33,900,201)	(13,048,953)	(7,482,629)	(206,288)	(591,258)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	(23)	—	—	—	23	—

Net Increase (Decrease) in Net Assets	(10,135,310)	(15,180,134)	(8,626,926)	(2,368,944)	(97,383)	(604,391)
Net Assets — Beginning of Year	237,878,746	253,058,880	48,474,090	50,843,034	2,021,299	2,625,690

Net Assets — End of Year	$227,743,436	$237,878,746	$39,847,164	$48,474,090	$1,923,916	$2,021,299

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/SMALL COMPANY INDEX**		EQUITABLE CONSERVATIVE GROWTH MF/ ETF**		MULTIMANAGER CORE BOND**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$119,101	$210,839	$60,293	$107,561	$181,005	$228,140
Net realized gain (loss)	(473,358)	2,037,391	47,512	(30,462)	(310,286)	(499,607)
Net change in unrealized appreciation (depreciation) of investments	2,623,107	(5,004)	131,913	115,143	502,391	397,728

Net increase (decrease) in net assets resulting from operations	2,268,850	2,243,226	239,718	192,242	373,110	126,261

From Contractowners Transactions:
Payments received from contractowners	699,405	819,395	92,484	124,957	283,028	326,570
Transfers between Variable Investment Options including guaranteed interest account, net	(464,169)	(697,847)	2,196,988	471,744	(356,281)	277,456
Redemptions for contract benefits and terminations	(3,453,895)	(3,018,412)	(2,323,716)	(149,809)	(1,481,624)	(1,364,235)
Contract maintenance charges	(830)	(1,033)	(163)	(159)	(301)	(336)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,219,489)	(2,897,897)	(34,407)	446,733	(1,555,178)	(760,545)

Net Increase (Decrease) in Net Assets	(950,639)	(654,671)	205,311	638,975	(1,182,068)	(634,284)
Net Assets — Beginning of Year	21,487,968	22,142,639	3,674,014	3,035,039	6,083,494	6,717,778

Net Assets — End of Year	$20,537,329	$21,487,968	$3,879,325	$3,674,014	$4,901,426	$6,083,494

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER TECHNOLOGY**		TARGET 2015 ALLOCATION**		TARGET 2025 ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(143,935)	$(143,782)	$240,735	$311,804	$562,650	$530,765
Net realized gain (loss)	9,289,333	5,618,197	(573,365)	(98,525)	1,364,487	1,912,875
Net change in unrealized appreciation (depreciation) of investments	(1,883,490)	1,165,306	1,021,469	242,468	827,559	(219,144)

Net increase (decrease) in net assets resulting from operations	7,261,908	6,639,721	688,839	455,747	2,754,696	2,224,496

From Contractowners Transactions:
Payments received from contractowners	1,096,042	913,961	(787)	(628)	(1,359)	(5,519)
Transfers between Variable Investment Options including guaranteed interest account, net	(735,310)	(443,084)	—	(448,078)	(473,940)	(188,073)
Redemptions for contract benefits and terminations	(3,958,300)	(3,667,161)	(3,128,526)	(1,600,487)	(2,935,068)	(5,705,084)
Contract maintenance charges	(983)	(1,034)	(386)	(388)	(957)	(1,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,598,551)	(3,197,318)	(3,129,699)	(2,049,581)	(3,411,324)	(5,899,783)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	33	—	—

Net Increase (Decrease) in Net Assets	3,663,357	3,442,403	(2,440,860)	(1,593,801)	(656,628)	(3,675,287)
Net Assets — Beginning of Year	29,694,432	26,252,029	9,455,005	11,048,806	23,698,416	27,373,703

Net Assets — End of Year	$33,357,789	$29,694,432	$7,014,145	$9,455,005	$23,041,788	$23,698,416

The	accompanying notes are an integral part of these financial statements.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2035 ALLOCATION**		TARGET 2045 ALLOCATION**		TARGET 2055 ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$312,405	$302,671	$126,816	$139,950	$2,551	$2,293
Net realized gain (loss)	1,313,100	1,498,559	1,193,613	914,660	20,638	28,058
Net change in unrealized appreciation (depreciation) of investments	886,354	283,127	16,826	241,129	13,800	3,650

Net increase (decrease) in net assets resulting from operations	2,511,859	2,084,357	1,337,255	1,295,739	36,989	34,001

From Contractowners Transactions:
Payments received from contractowners	(5,436)	56	(77)	281	—	7
Transfers between Variable Investment Options including guaranteed interest account, net	(53,966)	(374,521)	(76,292)	(188,298)	(34,507)	(2,726)
Redemptions for contract benefits and terminations	(2,780,022)	(3,263,210)	(2,694,359)	(1,821,047)	(2,178)	(75,752)
Contract maintenance charges	(914)	(1,083)	(1,054)	(1,258)	(154)	(182)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,840,338)	(3,638,758)	(2,771,782)	(2,010,322)	(36,839)	(78,653)

Net Increase (Decrease) in Net Assets	(328,479)	(1,554,401)	(1,434,527)	(714,583)	150	(44,652)
Net Assets — Beginning of Year	17,698,398	19,252,799	9,880,730	10,595,313	214,359	259,011

Net Assets — End of Year	$17,369,919	$17,698,398	$8,446,203	$9,880,730	$214,509	$214,359

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-42

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$797,221	$549,544	$579,699	$603,880
Net realized gain (loss)	(388,128)	(1,360,410)	5,631,674	5,938,105
Net change in unrealized appreciation (depreciation) of investments	1,315,398	983,543	6,764,720	9,515,799

Net increase (decrease) in net assets resulting from operations	1,724,491	172,677	12,976,093	16,057,784

From Contractowners Transactions:
Payments received from contractowners	990,851	1,368,422	4,189,481	4,166,998
Transfers between Variable Investment Options including guaranteed interest account, net	5,844,312	8,521,412	4,096,646	742,983
Redemptions for contract benefits and terminations	(6,684,955)	(5,074,484)	(19,588,013)	(8,422,253)
Contract maintenance charges	(927)	(931)	(3,190)	(3,131)

Net increase (decrease) in net assets resulting from contractowners transactions	149,281	4,814,419	(11,305,076)	(3,515,403)

Net Increase (Decrease) in Net Assets	1,873,772	4,987,096	1,671,017	12,542,381
Net Assets — Beginning of Year	26,974,809	21,987,713	82,392,277	69,849,896

Net Assets — End of Year	$28,848,581	$26,974,809	$84,063,294	$82,392,277

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years or periods ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 AVANTIS® U.S. LARGE CAP GROWTH	CLASS I	136	(140)	(4)	99	(49)	50

1290 VT EQUITY INCOME	CLASS K	37	(69)	(32)	16	(42)	(26)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS K	31	(26)	5	16	(31)	(15)

1290 VT GAMCO SMALL COMPANY VALUE	CLASS K	45	(235)	(190)	83	(189)	(106)

1290 VT SMARTBETA EQUITY ESG	CLASS K	55	(360)	(305)	38	(342)	(304)

AMERICAN FUNDS IS® 2010 TARGET DATE FUND	CLASS I	—	—	—	—	—	—

AMERICAN FUNDS IS® 2015 TARGET DATE FUND	CLASS I	2	—	2	1	—	1

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	CLASS I	338	(106)	232	1	—	1

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	CLASS I	1,553	(1,073)	480	95	—	95

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	CLASS I	1,691	(800)	891	113	—	113

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	CLASS I	1,498	(572)	926	9	—	9

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	CLASS I	368	(36)	332	—	—	—

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	CLASS I	855	(35)	820	125	—	125

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	CLASS I	836	(174)	662	—	—	—

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	CLASS I	512	(93)	419	8	—	8

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	CLASS I	8	(2)	6	8	—	8

AMERICAN FUNDS IS® 2065 TARGET DATE FUND	CLASS I	7	—	7	—	—	—

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	CLASS I	94	—	94	4	—	4

EQ/AB SMALL CAP GROWTH	CLASS K	30	(183)	(153)	66	(226)	(160)

EQ/AGGRESSIVE ALLOCATION	CLASS K	56	(238)	(182)	100	(356)	(256)

EQ/ALL ASSET GROWTH ALLOCATION	CLASS K	19	(30)	(11)	38	(20)	18

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS K	22	(58)	(36)	98	(142)	(44)

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CONSERVATIVE ALLOCATION	CLASS K	38	(105)	(67)	33	(261)	(228)

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS K	96	(265)	(169)	28	(287)	(259)

EQ/CORE BOND INDEX	CLASS K	481	(728)	(247)	148	(375)	(227)

EQ/CORE PLUS BOND	CLASS K	116	(184)	(68)	111	(213)	(102)

EQ/EQUITY 500 INDEX	CLASS K	385	(825)	(440)	352	(717)	(365)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS K	39	(257)	(218)	58	(267)	(209)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS K	127	(368)	(241)	82	(280)	(198)

EQ/INVESCO COMSTOCK	CLASS K	19	(131)	(112)	64	(124)	(60)

EQ/JANUS ENTERPRISE	CLASS K	33	(222)	(189)	42	(215)	(173)

EQ/JPMORGAN GROWTH STOCK	CLASS K	104	(364)	(260)	131	(405)	(274)

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS K	46	(249)	(203)	76	(238)	(162)

EQ/LARGE CAP GROWTH INDEX	CLASS K	155	(330)	(175)	139	(222)	(83)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS K	56	(208)	(152)	25	(220)	(195)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS K	38	(110)	(72)	51	(126)	(75)

EQ/MFS INTERNATIONAL GROWTH	CLASS K	180	(167)	13	92	(185)	(93)

EQ/MID CAP INDEX	CLASS K	32	(106)	(74)	56	(143)	(87)

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS K	12	(89)	(77)	25	(69)	(44)

EQ/MODERATE ALLOCATION	CLASS K	331	(1,975)	(1,644)	362	(2,204)	(1,842)

EQ/MODERATE-PLUS ALLOCATION	CLASS K	50	(603)	(553)	59	(396)	(337)

EQ/PIMCO GLOBAL REAL RETURN	CLASS K	53	(71)	(18)	22	(78)	(56)

EQ/SMALL COMPANY INDEX	CLASS K	64	(153)	(89)	82	(167)	(85)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS K	117	(128)	(11)	48	(25)	23

MULTIMANAGER CORE BOND	CLASS K	65	(202)	(137)	156	(225)	(69)

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

MULTIMANAGER TECHNOLOGY	CLASS K	217	(261)	(44)	136	(183)	(47)

TARGET 2015 ALLOCATION	CLASS K	—	(174)	(174)	2	(122)	(120)

TARGET 2025 ALLOCATION	CLASS K	—	(151)	(151)	—	(276)	(276)

TARGET 2035 ALLOCATION	CLASS K	—	(106)	(106)	—	(149)	(149)

TARGET 2045 ALLOCATION	CLASS K	—	(98)	(98)	—	(77)	(77)

TARGET 2055 ALLOCATION	CLASS K	—	(1)	(1)	—	(4)	(4)

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	963	(950)	13	1,174	(718)	456

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	512	(955)	(443)	472	(630)	(158)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-46

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Account No. 206 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”), is organized as a unit investment trust, a type of investment company, and is maintained under New York Insurance Law. The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of 1290 Trust, American Funds Insurance Series®, EQ Advisors Trust (“EQAT”) and Vanguard Variable Insurance Funds (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

1290 Trust*

•	1290 Avantis® U.S. Large Cap Growth

American Funds Insurance Series®

•	American Funds IS® 2010 Target Date Fund
•	American Funds IS® 2015 Target Date Fund
•	American Funds IS® 2020 Target Date Fund
•	American Funds IS® 2025 Target Date Fund
•	American Funds IS® 2030 Target Date Fund
•	American Funds IS® 2035 Target Date Fund
•	American Funds IS® 2040 Target Date Fund
•	American Funds IS® 2045 Target Date Fund
•	American Funds IS® 2050 Target Date Fund
•	American Funds IS® 2055 Target Date Fund
•	American Funds IS® 2060 Target Date Fund
•	American Funds IS® 2065 Target Date Fund
•	American Funds IS® 2070 Target Date Fund

EQ Advisors Trust*

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/All Asset Growth Allocation
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Equity 500 Index
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Managed Volatility
•	EQ/MFS International Growth
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/PIMCO Global Real Return
•	EQ/Small Company Index
•	Equitable Conservative Growth MF/ETF
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Vanguard Variable Insurance Funds

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

The Account is used to fund benefits for a deferred group annuity Contract (“Contract”), issued by Equitable Financial, including the Members Retirement Plan (“MRP”), Volume Submitter Plan and individually designed plans (collectively, the “ADA Program or “the Plan”). Through trusts (“Plan Trusts”) maintained under the ADA Program, contributions are allocated into the Variable Investment Options available in the Account based on the terms of the Plan. The ADA Program provides members of the American Dental Association and their eligible employees retirement savings accumulation, on a tax-deferred basis.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises principally from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to program expense charges, other expenses and direct operating expense charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-48

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the plans (but exclude amounts allocated to the Money Market Guarantee Account of Separate Account No. 43 (“Separate Account No. 43”) and the General Account, reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options are amounts that participants have directed to be moved among Portfolios. Contractowners may also make permitted transfers to and from the Money Market Guarantee Account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Financial’s General Account to provide for other policy benefits, as required by state insurance law. Equitable Financial’s General Account is subject to creditors rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the plans and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax, based on net income or realized and unrealized capital gains, is currently applicable to the plans participating in the Account, by reason of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable Financial is expected to affect the unit values of the plans participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value: Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount

FSA-49

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

4.	Segment Reporting (Concluded)

represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 Avantis® U.S. Large Cap Growth	$2,641,170	$2,789,315
1290 VT Equity Income	1,442,335	2,138,272
1290 VT GAMCO Mergers & Acquisitions	655,882	465,519
1290 VT GAMCO Small Company Value	4,132,218	12,132,595
1290 VT SmartBeta Equity ESG	2,608,067	6,624,652
American Funds IS® 2010 Target Date Fund	1,454	26
American Funds IS® 2015 Target Date Fund	25,742	95
American Funds IS® 2020 Target Date Fund	3,543,479	1,152,747
American Funds IS® 2025 Target Date Fund	15,864,127	11,149,153
American Funds IS® 2030 Target Date Fund	17,575,350	8,030,356
American Funds IS® 2035 Target Date Fund	15,756,083	6,179,470
American Funds IS® 2040 Target Date Fund	3,883,775	395,083
American Funds IS® 2045 Target Date Fund	9,003,014	416,523
American Funds IS® 2050 Target Date Fund	8,735,793	1,913,620
American Funds IS® 2055 Target Date Fund	5,356,756	1,037,452
American Funds IS® 2060 Target Date Fund	87,537	23,676
American Funds IS® 2065 Target Date Fund	83,042	5,390
American Funds IS® 2070 Target Date Fund	1,062,487	1,525
EQ/AB Small Cap Growth	3,312,560	7,705,680
EQ/Aggressive Allocation	4,209,161	6,810,771
EQ/All Asset Growth Allocation	675,172	669,282
EQ/ClearBridge Large Cap Growth ESG	1,766,175	2,802,367
EQ/Conservative Allocation	744,747	1,448,830
EQ/Conservative-Plus Allocation	2,786,960	4,806,797
EQ/Core Bond Index	6,273,366	9,131,583
EQ/Core Plus Bond	1,750,133	2,180,703
EQ/Equity 500 Index	27,500,571	46,393,102
EQ/Global Equity Managed Volatility	2,771,168	5,477,897
EQ/International Core Managed Volatility	3,587,939	5,564,128
EQ/Invesco Comstock	1,459,442	3,611,982
EQ/Janus Enterprise	3,649,542	8,818,436
EQ/JPMorgan Growth Stock	15,536,501	24,771,545
EQ/JPMorgan Value Opportunities	5,073,008	11,196,490
EQ/Large Cap Growth Index	12,865,628	21,471,572
EQ/Large Cap Growth Managed Volatility	9,955,023	13,649,337
EQ/Large Cap Value Managed Volatility	1,892,468	3,248,642
EQ/MFS International Growth	6,112,582	4,247,477
EQ/Mid Cap Index	2,654,151	3,955,798

FSA-50

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Mid Cap Value Managed Volatility	$1,109,430	$2,951,955
EQ/Moderate Allocation	25,075,446	39,674,660
EQ/Moderate-Plus Allocation	5,113,014	14,463,894
EQ/PIMCO Global Real Return	599,005	785,458
EQ/Small Company Index	3,280,064	5,688,332
Equitable Conservative Growth MF/ETF	2,550,605	2,445,239
Multimanager Core Bond	946,758	2,321,406
Multimanager Technology	20,196,923	20,704,266
Target 2015 Allocation	646,863	3,168,965
Target 2025 Allocation	2,273,418	3,523,274
Target 2035 Allocation	871,419	2,924,716
Target 2045 Allocation	406,763	2,814,931
Target 2055 Allocation	9,450	37,934
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	11,444,434	10,496,553
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio	17,667,920	23,813,436

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I and Class R shares and EQAT issues Class IA, Class IB and Class K shares. All share classes issued by 1290 Funds and EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class IB and Class R shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds and EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as the investment advisor of the Portfolios of 1290 Funds. EIMG, a wholly-owned subsidiary of Equitable Financial, serves as the investment adviser of the Portfolios EQAT. EIM and EIMG either (1) directly manage the Portfolios or (2) contract with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM and EIMG receive management fees for services performed in its capacity as the investment adviser of the Portfolios of 1290 Funds and EQAT and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. EIM serves as the administrator of the Portfolios of 1290 Funds and EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds and EQAT. Expenses of the Portfolios of 1290 Funds and EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.29% to a high of 2.49% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds and EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options. Equitable Financial, Equitable Advisors, LLC (“Equitable

FSA-51

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2025, there were no 12b-1 fees or additional payments from the unaffiliated portfolios. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as investment sub-advisor for a number of Portfolios in the Trusts, including EQ/AB Small Cap Growth, EQ/Equity 500 Index, EQ/Large Cap Growth Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Certain other expenses are charged directly to the Variable Investment Options. These include SEC filing fees and certain related expenses such as printing of SEC filings, prospectuses and reports, mailing costs, custodians’ fees, financial account costs, outside auditing and legal expenses, and other cost related to the ADA Program (“direct operating expenses”).

Equitable Financial is the distributor of the ADA Group Annuity Contract. While Equitable Financial does not receive any commissions based upon the units outstanding in the Account, Equitable Financial employees receive incentive compensation, based upon sales and first year contribution amounts, for performing marketing and service functions for the ADA Group Annuity Contract.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

The following table outlines charges and expenses that result in deductions from the assets in the Plan Trusts and Plans, or liquidations of fund value. Charges and expenses based on the value of assets in the Plan Trusts and Plans generally reduce the unit values of the Portfolios, or rates credited to the guaranteed options. Other Plan Trusts and Plan expenses reduce the number of units in the Portfolios, or dollars in the guaranteed options. Generally, charges and expenses that reduce account values, or units held in the Portfolios, are used to reimburse Equitable Financial for the cost of maintaining and administering the Plan Trusts and Plans and Portfolios.

Charges	When charge is deducted	Amount deducted	How deducted

Program expense charge	Daily	12 month periods beginning May 1, 2025 – 0.48% (maximum 1.00%) Prior to May 1, 2024 – 0.48% (maximum 1.00%)	Deducted from the net unit value based on the value of assets in the Plan Trusts

Direct operating expense charge	Daily	12 month periods beginning May 1, 2025 and 2024 – 0.01%	Deducted from the net unit value based on the value of assets in the Plan Trusts

Record maintenance and report fee	Quarterly	Equitable Pre-Approved Defined Contribution Plan – $3 Investment Only – $1	Unit liquidation of account value or dollar liquidation in the guaranteed options

Annuity administrative charge	Upon purchase of an annuity payout option	$350	Deducted from the amount used to purchase an annuity payout option

FSA-52

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

State premium and other applicable taxes	Upon payment of premium	Varies by state and ranges from 0.00% to 1.00%	Deducted from the amount used to purchase an annuity payout option

8.	Financial Highlights

Shown below is accumulation unit value information, investment income ratio and total return for units outstanding at the period indicated. The contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded.

	At the year ended			For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return Ratio****
1290 Avantis® U.S. Large Cap Growth (Class I)
2025	173	$ 3,781	$21.82	0.48%	0.04%	16.44%
2024	177	$ 3,324	$18.74	0.48%	0.10%	29.51%
2023	127	$ 1,837	$14.47	0.48%	0.29%	13.14%
2022	127	$ 1,619	$12.79	0.46%	2.04%	(14.28)%
2021	107	$ 1,594	$14.92	0.46%	1.51%	18.60%
1290 VT Equity Income (Class K)
2025	101	$ 3,198	$31.79	0.48%	1.97%	12.65%
2024	133	$ 3,754	$28.22	0.48%	2.09%	9.55%
2023	159	$ 4,104	$25.76	0.48%	2.06%	5.19%
2022	268	$ 6,558	$24.49	0.46%	1.96%	2.86%
2021	260	$ 6,200	$23.81	0.46%	1.97%	26.11%
1290 VT GAMCO Mergers & Acquisitions (Class K)
2025	93	$ 1,793	$19.23	0.48%	3.26%	15.63%
2024	88	$ 1,461	$16.63	0.48%	1.90%	8.84%
2023	103	$ 1,572	$15.28	0.48%	2.24%	9.22%
2022	105	$ 1,472	$13.99	0.46%	0.47%	(6.17)%
2021	121	$ 1,803	$14.91	0.46%	0.83%	11.10%
1290 VT GAMCO Small Company Value (Class K)
2025	444	$25,110	$56.53	0.48%	0.82%	12.56%
2024	634	$31,818	$50.22	0.48%	0.81%	11.30%
2023	740	$33,387	$45.12	0.48%	0.84%	20.80%
2022	849	$31,728	$37.35	0.46%	0.75%	(10.88)%
2021	995	$41,682	$41.91	0.46%	0.86%	24.88%
1290 VT SmartBeta Equity ESG (Class K)
2025	933	$17,939	$19.22	0.48%	0.88%	13.73%
2024	1,238	$20,932	$16.90	0.48%	1.08%	16.07%
2023	1,542	$22,455	$14.56	0.48%	1.53%	16.29%
2022	1,738	$21,757	$12.52	0.46%	1.40%	(14.71)%
2021	1,893	$27,793	$14.68	0.46%	1.45%	22.74%
American Funds IS® 2010 Target Date Fund (Class I)
2025	—	$ 2	$11.11	0.48%	3.92%	12.56%
2024	—	$ —	$ 9.87	0.48%	12.68%	(1.89)%
American Funds IS® 2015 Target Date Fund (Class I)
2025	3	$ 32	$11.15	0.48%	3.74%	12.85%
2024	1	$ 5	$ 9.88	0.48%	1.80%	(1.79)%

FSA-53

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended			For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return Ratio****
American Funds IS® 2020 Target Date Fund (Class I)
2025	233	$ 2,614	$11.21	0.48%	1.90%	13.69%
2024	1	$ 5	$ 9.86	0.48%	1.21%	(1.99)%
American Funds IS® 2025 Target Date Fund (Class I)
2025	575	$ 6,469	$11.25	0.48%	1.06%	14.21%
2024	95	$ 938	$ 9.85	0.48%	2.34%	(2.09)%
American Funds IS® 2030 Target Date Fund (Class I)
2025	1,004	$11,467	$11.42	0.48%	0.80%	15.47%
2024	113	$ 1,119	$ 9.89	0.48%	1.43%	(1.69)%
American Funds IS® 2035 Target Date Fund (Class I)
2025	935	$10,843	$11.60	0.48%	1.16%	17.17%
2024	9	$ 87	$ 9.90	0.48%	1.76%	(1.79)%
American Funds IS® 2040 Target Date Fund (Class I)
2025	332	$ 3,952	$11.90	0.48%	0.35%	20.08%
2024	—	$ 2	$ 9.91	0.48%	3.84%	(1.78)%
American Funds IS® 2045 Target Date Fund (Class I)
2025	945	$11,357	$12.02	0.48%	0.72%	20.93%
2024	125	$ 1,242	$ 9.94	0.48%	0.03%	(1.49)%
American Funds IS® 2050 Target Date Fund (Class I)
2025	662	$ 7,963	$12.04	0.48%	0.69%	21.37%
2024	—	$ 1	$ 9.92	0.48%	6.48%	(1.68)%
American Funds IS® 2055 Target Date Fund (Class I)
2025	427	$ 5,159	$12.07	0.48%	0.74%	21.67%
2024	8	$ 82	$ 9.92	0.48%	1.57%	(1.68)%
American Funds IS® 2060 Target Date Fund (Class I)
2025	14	$ 172	$11.91	0.48%	0.21%	20.30%
2024	8	$ 82	$9.90	0.48%	1.61%	(1.88)%
American Funds IS® 2065 Target Date Fund (Class I)
2025	7	$ 81	$11.91	0.48%	1.93%	20.06%
American Funds IS® 2070 Target Date Fund (Class I)
2025	98	$ 1,163	$11.84	0.48%	0.56%	19.84%
2024	4	$ 43	$ 9.88	0.48%	1.72%	(1.98)%
EQ/AB Small Cap Growth (Class K)
2025	549	$25,216	$45.89	0.48%	0.32%	8.98%
2024	702	$29,551	$42.11	0.48%	0.44%	13.63%
2023	862	$31,947	$37.06	0.48%	0.45%	17.46%
2022	1,054	$33,267	$31.55	0.46%	0.35%	(28.60)%
2021	1,205	$53,245	$44.19	0.46%	0.00%	12.67%
EQ/Aggressive Allocation (Class K)
2025	808	$24,675	$30.54	0.48%	1.62%	12.69%
2024	990	$26,839	$27.10	0.48%	2.23%	13.48%
2023	1,246	$29,756	$23.88	0.48%	1.57%	18.16%
2022	1,404	$28,369	$20.21	0.46%	1.11%	(18.54)%
2021	1,518	$37,665	$24.81	0.46%	4.21%	16.92%

FSA-54

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended			For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return Ratio****
EQ/All Asset Growth Allocation (Class K)
2025	139	$ 3,362	$24.21	0.48%	2.51%	16.90%
2024	150	$ 3,101	$20.71	0.48%	2.81%	10.93%
2023	132	$ 2,464	$18.67	0.48%	1.98%	13.91%
2022	142	$ 2,331	$16.39	0.46%	1.66%	(14.68)%
2021	132	$ 2,528	$19.21	0.46%	4.16%	10.72%
EQ/ClearBridge Large Cap Growth ESG (Class K)
2025	143	$ 7,161	$50.15	0.48%	0.00%	7.46%
2024	179	$ 8,368	$46.67	0.48%	0.00%	26.48%
2023	223	$ 8,236	$36.90	0.48%	0.00%	45.56%
2022	159	$ 4,039	$25.35	0.46%	0.00%	(32.27)%
2021	218	$ 8,168	$37.43	0.46%	0.00%	21.45%

EQ/Conservative Allocation (Class K)
2025	275	$ 3,869	$14.07	0.48%	3.04%	7.32%
2024	342	$ 4,482	$13.11	0.48%	2.96%	4.38%
2023	570	$ 7,158	$12.56	0.48%	2.54%	7.72%
2022	640	$ 7,458	$11.66	0.46%	1.68%	(12.79)%
2021	658	$ 8,800	$13.37	0.46%	1.50%	2.53%

EQ/Conservative-Plus Allocation (Class K)
2025	692	$ 13,230	$19.12	0.48%	2.61%	8.76%
2024	861	$ 15,142	$17.58	0.48%	2.63%	6.80%
2023	1,120	$ 18,440	$16.46	0.48%	2.10%	10.69%
2022	1,400	$ 20,825	$14.87	0.46%	1.46%	(14.74)%
2021	1,698	$ 29,618	$17.44	0.46%	2.28%	6.47%

EQ/Core Bond Index (Class K)
2025	781	$ 9,906	$12.69	0.48%	2.62%	6.19%
2024	1,028	$ 12,292	$11.95	0.48%	2.51%	2.14%
2023	1,255	$ 14,680	$11.70	0.48%	2.45%	4.37%
2022	1,307	$ 14,657	$11.21	0.46%	1.81%	(8.94)%
2021	1,453	$ 17,894	$12.31	0.46%	1.52%	(2.38)%

EQ/Core Plus Bond (Class K)
2025	613	$ 7,396	$12.07	0.48%	5.27%	8.35%
2024	681	$ 7,582	$11.14	0.48%	5.03%	(0.89)%
2023	783	$ 8,804	$11.24	0.48%	2.50%	4.27%
2022	887	$ 9,557	$10.78	0.46%	2.49%	(13.06)%
2021	1,080	$ 13,394	$12.40	0.46%	1.46%	(1.90)%

EQ/Equity 500 Index (Class K)
2025	3,117	$189,742	$60.87	0.48%	0.93%	16.97%
2024	3,557	$185,099	$52.04	0.48%	1.07%	24.02%
2023	3,922	$164,589	$41.96	0.48%	1.29%	25.29%
2022	4,490	$150,372	$33.49	0.46%	1.29%	(18.71)%
2021	4,616	$190,179	$41.20	0.46%	1.06%	27.71%

EQ/Global Equity Managed Volatility (Class K)
2025	795	$ 18,333	$23.07	0.48%	0.98%	18.86%
2024	1,013	$ 19,660	$19.41	0.48%	1.42%	12.39%
2023	1,222	$ 21,107	$17.27	0.48%	1.09%	21.02%
2022	1,422	$ 20,297	$14.27	0.46%	0.58%	(21.12)%
2021	1,574	$ 28,471	$18.09	0.46%	1.09%	15.66%

EQ/International Core Managed Volatility (Class K)
2025	1,150	$ 19,021	$16.54	0.48%	1.53%	25.68%
2024	1,391	$ 18,301	$13.16	0.48%	2.31%	3.05%
2023	1,589	$ 20,282	$12.77	0.48%	1.98%	16.51%
2022	1,776	$ 19,460	$10.96	0.46%	1.45%	(14.31)%
2021	1,957	$ 25,019	$12.79	0.46%	2.55%	9.79%

FSA-55

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended			For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return Ratio****

EQ/Invesco Comstock (Class K)
2025	359	$10,424	$29.00	0.48%	1.34%	16.65%
2024	471	$11,716	$24.86	0.48%	1.68%	14.56%
2023	531	$11,533	$21.70	0.48%	1.72%	11.74%
2022	708	$13,748	$19.42	0.46%	1.90%	0.31%
2021	712	$13,780	$19.36	0.46%	1.49%	32.69%

EQ/Janus Enterprise (Class K)
2025	691	$28,503	$41.23	0.48%	0.00%	7.79%
2024	880	$33,666	$38.25	0.48%	0.01%	13.87%
2023	1,053	$35,363	$33.59	0.48%	0.26%	16.75%
2022	1,172	$33,719	$28.77	0.46%	0.00%	(16.75)%
2021	1,333	$46,053	$34.56	0.46%	0.29%	16.60%

EQ/JPMorgan Growth Stock (Class K)
2025	820	$59,707	$72.84	0.48%	0.00%	14.47%
2024	1,080	$68,721	$63.63	0.48%	0.00%	33.45%
2023	1,354	$64,568	$47.68	0.48%	0.00%	45.99%
2022	1,520	$49,629	$32.66	0.46%	0.00%	(38.76)%
2021	1,764	$94,079	$53.33	0.46%	0.00%	13.56%

EQ/JPMorgan Value Opportunities (Class K)
2025	682	$33,145	$48.63	0.48%	1.18%	15.13%
2024	885	$37,389	$42.24	0.48%	1.32%	15.16%
2023	1,047	$38,412	$36.68	0.48%	1.58%	10.65%
2022	1,271	$42,123	$33.15	0.46%	1.29%	0.03%
2021	1,271	$42,114	$33.14	0.46%	0.91%	22.92%

EQ/Large Cap Growth Index (Class K)
2025	479	$34,584	$72.25	0.48%	0.00%	17.44%
2024	654	$40,206	$61.52	0.48%	0.17%	32.02%
2023	737	$34,354	$46.60	0.48%	0.47%	41.25%
2022	753	$24,829	$32.99	0.46%	0.46%	(29.69)%
2021	842	$39,527	$46.92	0.46%	0.26%	26.43%

EQ/Large Cap Growth Managed Volatility (Class K)
2025	679	$46,770	$68.83	0.48%	0.29%	10.80%
2024	831	$51,596	$62.12	0.48%	0.51%	29.80%
2023	1,026	$49,102	$47.86	0.48%	0.60%	38.68%
2022	1,167	$40,261	$34.51	0.46%	0.31%	(30.74)%
2021	1,320	$65,761	$49.83	0.46%	0.00%	24.11%

EQ/Large Cap Value Managed Volatility (Class K)
2025	262	$ 8,215	$31.36	0.48%	1.47%	10.34%
2024	334	$ 9,490	$28.42	0.48%	1.68%	13.86%
2023	409	$10,204	$24.96	0.48%	1.82%	13.71%
2022	476	$10,439	$21.95	0.46%	1.47%	(11.81)%
2021	549	$13,672	$24.89	0.46%	1.20%	24.57%

EQ/MFS International Growth (Class K)
2025	593	$16,216	$27.33	0.48%	1.26%	20.72%
2024	580	$13,124	$22.64	0.48%	0.93%	8.53%
2023	673	$14,039	$20.86	0.48%	1.48%	14.11%
2022	750	$13,717	$18.28	0.46%	1.13%	(15.37)%
2021	781	$16,873	$21.60	0.46%	0.46%	9.20%

EQ/Mid Cap Index (Class K)
2025	568	$21,811	$38.38	0.48%	1.04%	6.55%
2024	642	$23,115	$36.02	0.48%	1.05%	12.95%
2023	729	$23,240	$31.89	0.48%	1.22%	15.50%
2022	824	$22,753	$27.61	0.46%	1.16%	(13.80)%
2021	933	$29,880	$32.03	0.46%	0.85%	23.62%

FSA-56

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended			For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return Ratio****

EQ/Mid Cap Value Managed Volatility (Class K)
2025	252	$ 8,682	$34.40	0.48%	1.25%	4.72%
2024	329	$ 10,823	$32.85	0.48%	1.56%	11.39%
2023	373	$ 11,008	$29.49	0.48%	1.55%	12.95%
2022	474	$ 12,390	$26.11	0.46%	1.15%	(14.76)%
2021	517	$ 15,832	$30.63	0.46%	0.84%	27.10%

EQ/Moderate Allocation (Class K)
2025	11,020	$227,537	$20.65	0.48%	2.52%	9.96%
2024	12,664	$237,791	$18.78	0.48%	2.75%	7.68%
2023	14,506	$253,004	$17.44	0.48%	2.11%	12.08%
2022	15,923	$247,744	$15.56	0.46%	1.48%	(15.62)%
2021	17,131	$315,982	$18.44	0.46%	2.76%	8.15%

EQ/Moderate-Plus Allocation (Class K)
2025	1,562	$ 39,814	$25.49	0.48%	1.97%	11.26%
2024	2,115	$ 48,451	$22.91	0.48%	2.54%	10.52%
2023	2,452	$ 50,829	$20.73	0.48%	1.83%	15.04%
2022	2,918	$ 52,579	$18.02	0.46%	1.30%	(17.23)%
2021	3,019	$ 65,724	$21.77	0.46%	3.60%	12.45%

EQ/PIMCO Global Real Return (Class K)
2025	173	$ 1,924	$11.14	0.48%	1.50%	5.19%
2024	191	$ 2,021	$10.59	0.48%	0.67%	(0.56)%
2023	247	$ 2,626	$10.65	0.48%	1.55%	3.90%
2022	272	$ 2,782	$10.25	0.46%	8.55%	(16.33)%
2021	364	$ 4,452	$12.25	0.46%	8.38%	3.81%

EQ/Small Company Index (Class K)
2025	507	$ 20,519	$40.47	0.48%	1.07%	12.29%
2024	596	$ 21,475	$36.04	0.48%	1.46%	10.86%
2023	681	$ 22,135	$32.51	0.48%	1.34%	16.57%
2022	789	$ 22,016	$27.89	0.46%	1.11%	(19.99)%
2021	875	$ 30,502	$34.86	0.46%	0.86%	14.82%

Equitable Conservative Growth MF/ETF (Class K)
2025	188	$ 3,878	$20.67	0.48%	2.85%	11.79%
2024	199	$ 3,673	$18.49	0.48%	3.91%	7.00%
2023	176	$ 3,035	$17.28	0.48%	2.85%	9.64%
2022	183	$ 2,878	$15.76	0.46%	1.85%	(12.64)%
2021	188	$ 3,395	$18.04	0.46%	0.91%	9.87%

Multimanager Core Bond (Class K)
2025	419	$ 4,900	$11.69	0.48%	3.73%	6.86%
2024	556	$ 6,083	$10.94	0.48%	3.83%	1.77%
2023	625	$ 6,717	$10.75	0.48%	3.08%	4.78%
2022	818	$ 8,388	$10.26	0.46%	2.56%	(12.90)%
2021	928	$ 10,933	$11.78	0.46%	1.68%	(1.59)%

Multimanager Technology (Class K)
2025	369	$ 33,302	$90.14	0.48%	0.00%	25.61%
2024	413	$ 29,657	$71.76	0.48%	0.00%	25.78%
2023	460	$ 26,229	$57.05	0.48%	0.02%	49.23%
2022	466	$ 17,813	$38.23	0.46%	0.00%	(37.44)%
2021	502	$ 30,685	$61.11	0.46%	0.00%	20.58%

Target 2015 Allocation (Class K)
2025	370	$ 7,004	$18.95	0.48%	3.52%	9.10%
2024	544	$ 9,447	$17.37	0.48%	3.55%	4.51%
2023	664	$ 11,042	$16.62	0.48%	2.36%	9.70%
2022	914	$ 13,847	$15.15	0.46%	1.98%	(14.31)%
2021	1,106	$ 19,551	$17.68	0.46%	1.87%	6.00%

FSA-57

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended			For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return Ratio****

Target 2025 Allocation (Class K)
2025	941	$23,016	$24.46	0.48%	2.92%	12.82%
2024	1,092	$23,681	$21.68	0.48%	2.52%	8.40%
2023	1,368	$27,361	$20.00	0.48%	2.12%	13.38%
2022	1,628	$28,706	$17.64	0.46%	1.68%	(15.40)%
2021	2,065	$43,050	$20.85	0.46%	1.89%	10.49%

Target 2035 Allocation (Class K)
2025	604	$17,348	$28.75	0.48%	2.27%	15.46%
2024	710	$17,683	$24.90	0.48%	2.06%	11.21%
2023	859	$19,242	$22.39	0.48%	1.88%	16.31%
2022	985	$18,961	$19.25	0.46%	1.50%	(16.49)%
2021	1,187	$27,358	$23.05	0.46%	1.94%	13.83%

Target 2045 Allocation (Class K)
2025	270	$ 8,435	$31.29	0.48%	1.92%	16.54%
2024	368	$ 9,873	$26.85	0.48%	1.80%	12.72%
2023	445	$10,591	$23.82	0.48%	1.72%	17.86%
2022	500	$10,117	$20.21	0.46%	1.40%	(16.97)%
2021	575	$14,007	$24.34	0.46%	2.11%	16.07%

Target 2055 Allocation (Class K)
2025	9	$ 214	$25.11	0.48%	1.61%	17.67%
2024	10	$ 214	$21.34	0.48%	1.42%	14.00%
2023	14	$ 259	$18.72	0.48%	1.42%	19.54%
2022	23	$ 363	$15.66	0.46%	1.34%	(17.71)%
2021	24	$ 457	$19.03	0.46%	1.88%	17.98%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Common Shares)
2025	2,568	$28,845	$11.23	0.48%	3.34%	6.34%
2024	2,555	$26,974	$10.56	0.48%	2.77%	0.76%
2023	2,099	$21,987	$10.48	0.48%	2.52%	5.12%
2022	1,964	$19,586	$9.97	0.46%	2.06%	(13.60)%
2021	2,260	$26,080	$11.54	0.46%	1.99%	(2.20)%

Vanguard Variable Insurance Fund Total Stock Market Index Portfolio (Common Shares)
2025	3,146	$83,999	$26.70	0.48%	1.18%	16.34%
2024	3,589	$82,351	$22.95	0.48%	1.26%	23.12%
2023	3,747	$69,833	$18.64	0.48%	1.18%	25.35%
2022	3,754	$55,820	$14.87	0.46%	1.28%	(19.97)%
2021	3,916	$72,746	$18.58	0.46%	1.12%	25.03%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —.
**	This ratio represents the annual contract expenses, consisting of program, direct operating and other expenses for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Equitable Financial as Contractowners may not have selected all available and applicable contract options.
***	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
****	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-58

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Concluded)

December 31, 2025

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-59